Note 3 - Inventories (Tables)	12 Months Ended
Oct. 31, 2019
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	October 31,
	2019	2018
Finished goods	$5,845,973	$5,454,629
Work in process	3,321,216	3,877,670
Raw materials	8,632,230	7,871,145
Production supplies	296,208	271,311
Total	$18,095,627	$17,474,755